Intangible Assets - Summary of Carrying Value of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 1,108,634	¥ 1,000,257	¥ 908,737
Capitalized development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	631,176	625,473	611,122
Software and other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 477,458	¥ 374,784	¥ 297,615